Reporting Currency	12 Months Ended
Dec. 31, 2011
Reporting Currency Disclosure [Abstract]
Reporting Currency Disclosure [Text Block]

2. Reporting Currency

The Company has elected to report its financial results in U.S. dollars to improve the comparability of its financial information with its peers. Reporting its financial results in U.S. dollars also reduces foreign currency fluctuations in the Company's reported amounts because the Company's collection of assets and its operations are larger in the U.S. than they are in Canada. The Company remains a legally domiciled Canadian entity and its functional currency is the Canadian dollar.  As a result, the Company's financial position, results of operations, cash flows and equity are initially translated to, and consolidated in, Canadian dollars using the current rate method of accounting. The Company's consolidated Canadian dollar financial position is further translated from Canadian to U.S. dollars applying the foreign currency exchange rate in effect at the consolidated balance sheet date, while the Company's consolidated Canadian dollar results of operations and cash flows are translated to U.S dollars applying the average foreign currency exchange rate in effect during the reporting period. The resulting translation adjustments are included in other comprehensive income or loss. Translating the Company's U.S. segment financial position, results of operations and cash flows into Canadian dollars, the Company's functional currency, and re-translating these amounts to U.S. dollars, the Company's reporting currency, has no translation impact on the Company's consolidated financial statements (“financial statements”). Accordingly, U.S. segment results retain their original values when expressed in the Company's reporting currency.